ORGANIZATION AND BASIS OF PRESENTATION	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
ORGANIZATION AND BASIS OF PRESENTATION

NOTE 1 – ORGANIZATION AND BASIS OF PRESENTATION

History and Organization

VNUE, Inc. (formerly Tierra Grande Resources, Inc.) (“VNUE” or the “Company”) was incorporated under the laws of the State of Nevada on April 4, 2006.

On May 29, 2015, VNUE, Inc., known as Tierra Grande Resources, Inc. at the time, entered into a merger agreement with VNUE, Inc., a Washington corporation (VNUE Washington), and TGRI Merger Corp., a Nevada corporation and a wholly-owned subsidiary of VNUE, Inc. (“Merger Sub”). Pursuant to the terms of the Merger Agreement, VNUE Washington merged with and into Merger Sub, with Merger Sub continuing as the surviving entity that succeeded to all of the assets, liabilities and operations of VNUE Washington (the “Merger”). In connection with the Merger, all of the outstanding shares of any class or series of VNUE Washington were exchanged for an aggregate of 50,762,987 shares of VNUE, Inc. common stock. The transaction was accounted for as a reverse merger with VNUE Washington deemed the acquiring company for accounting purposes, and the Company deemed the legal acquirer.

The Company is developing technology driven solutions for Artists, Venues and Festivals to automate the capturing, publishing, and monetization of their content, as well as protection of their rights.

Going Concern

The accompanying consolidated financial statements have been prepared on a going concern basis, which contemplates the realization of assets and the settlement of liabilities and commitments in the normal course of business. As reflected in the accompanying consolidated financial statements, during the nine months ended September 30, 2021, the Company used cash in operations of $913,466, and as of September 30, 2021, had a stockholders’ deficit of $2,719,262 and negative working capital of $2,719,262. These factors raise substantial doubt about the Company’s ability to continue as a going concern within one year after the date of the financial statements being issued. The ability of the Company to continue as a going concern is dependent upon the Company’s ability to raise additional funds and implement its business plan. The Company does not have any commitments for additional capital. The financial statements do not include any adjustments that might be necessary if the Company is unable to continue as a going concern.

On September 30, 2021, the Company had cash on hand of $207,921. The continuation of the Company as a going concern is dependent upon its ability to obtain necessary debt or equity financing to continue operations until it begins generating positive cash flow. Historically, the Company has been able to fund its operations from the proceeds of notes payable and convertible notes. No assurance can be given that any future financing will be available or, if available, that it will be on terms that are satisfactory to the Company. Even if the Company can obtain additional financing, it may contain undue restrictions on our operations, in the case of debt financing or cause substantial dilution for our stockholders, in the case of equity financing.

On June 22, 2021, the Company entered into a Securities Purchase Agreement (the “SPA”) with GHS Investments, LLC (the “Purchaser”), a Nevada limited liability company, pursuant to which the Company will have the right in its sole discretion for a period of one year from the date of the SPA, to sell up to $8 million of Common Stock (subject to certain limitations) to GHS Investments. The transaction is considered an Equity Line of Credit (“ELOC”)

During the three months ended September 30, 2021, the Company raised $722,215 on its equity line of credit. As result of the successful utilization of the ELOC which is available to generate additional funding, and based on current on hand cash, of $207,921 as of September 30, 2021, the Company estimates that the current funds on hand will be sufficient to continue operations through the next 12 months.

Management’s Representation of Interim Financial Statements

The accompanying unaudited condensed consolidated financial statements have been prepared by the Company without audit pursuant to the rules and regulations of the Securities and Exchange Commission (“SEC”). The Company uses the same accounting policies in preparing quarterly and annual financial statements. Certain information and footnote disclosures normally included in financial statements prepared in accordance with accounting principles generally accepted in the United States (“GAAP”) have been condensed or omitted as allowed by such rules and regulations, and management believes that the disclosures are adequate to make the information presented not misleading. These condensed consolidated financial statements include all of the adjustments, which in the opinion of management are necessary to a fair presentation of financial position and results of operations. All such adjustments are of a normal and recurring nature. Interim results are not necessarily indicative of results for a full year. These condensed consolidated financial statements should be read in conjunction with the audited consolidated financial statements and notes thereto at December 31, 2020, as presented in the Company’s Annual Report on Form 10-K filed on April 8, 2021 with the SEC.

NOTE 1 – ORGANIZATION AND BASIS OF PRESENTATION

History and Organization

VNUE, Inc. (formerly Tierra Grande Resources, Inc.) (“VNUE”, “TGRI”, or the “Company”) was incorporated under the laws of the State of Nevada on April 4, 2006.

On May 29, 2015, VNUE, Inc. entered into a merger agreement with VNUE Washington, Inc. Pursuant to the terms of the Merger Agreement, all of the outstanding shares of any class or series of VNUE Washington were exchanged for an aggregate of 50,762,987 shares of TGRI common stock. As a result of the Merger, VNUE Washington became a wholly-owned subsidiary of the Company, and the transaction was accounted for as a reverse merger with VNUE Washington deemed the acquiring company for accounting purposes, and the Company deemed the legal acquirer.

The Company is developing technology driven solutions for Artists, Venues and Festivals to automate the capturing, publishing, and monetization of their content, as well as protection of their rights.

Going Concern

The accompanying consolidated financial statements have been prepared on a going concern basis, which contemplates the realization of assets and the settlement of liabilities and commitments in the normal course of business. As reflected in the accompanying consolidated financial statements, during the year ended December 31, 2020 the Company incurred a net operating loss of $4,553,777 used cash in operations of $518,493 and had a stockholders’ deficit of $16,755,676 as of December 31, 2020. In addition we had negative working capital of $8,247,522. These factors raise substantial doubt about the Company’s ability to continue as a going concern within one year after the date of the financial statements being issued. The ability of the Company to continue as a going concern is dependent upon the Company’s ability to raise additional funds and implement its business plan. The Company does not have any commitments for additional capital. The financial statements do not include any adjustments that might be necessary if the Company is unable to continue as a going concern. In addition, the Company’s independent registered public accounting firm, in its report on the Company’s December 31, 2020, consolidated financial statements, has raised substantial doubt about the Company’s ability to continue as a going concern.

On December 31, 2020, the Company had cash on hand of $4,458. In February 2021, the Company raised an additional $150,000 from the issuance of notes payable that was used for corporate operating purposes. Management estimates that the current funds on hand will be sufficient to continue operations through July, 2021. The continuation of the Company as a going concern is dependent upon its ability to obtain necessary debt or equity financing to continue operations until it begins generating positive cash flow. Historically, the Company has been able to fund its operations from the proceeds of notes payable and convertible notes. No assurance can be given that any future financing will be available or, if available, that it will be on terms that are satisfactory to the Company. Even if the Company can obtain additional financing, it may contain undue restrictions on our operations, in the case of debt financing or cause substantial dilution for our stockholders, in the case of equity financing.

Stage It Corp [Member]
ORGANIZATION AND BASIS OF PRESENTATION

NOTE 1 – ORGANIZATION AND BASIS OF PRESENTATION

History and Organization

Stage It Corp. (“Stage It”, or the “Company”) is a Delaware corporation formed in that operates an online venue for live an interactive performances through its technology platform that enables content creators to perform and create ticketed events, and provides fans with an opportunity to watch live shows, and ask artists questions and request songs.

Going Concern

The accompanying financial statements have been prepared on a going concern basis, which contemplates the realization of assets and the settlement of liabilities and commitments in the normal course of business. As reflected in the accompanying financial statements, during the nine months ended September 30, 2021 the Company incurred a net loss of $2,813,659 and had a stockholders’ deficit of $13,383,161 as of September 30, 2021. In addition the Company had negative working capital of $8,988,706 These factors raise substantial doubt about the Company’s ability to continue as a going concern within one year after the date of the financial statements being issued. The ability of the Company to continue as a going concern is dependent upon the Company’s ability to raise additional funds and implement its business plan. The Company does not have any commitments for additional capital. The financial statements do not include any adjustments that might be necessary if the Company is unable to continue as a going concern. As a result management has concluded that there substantial doubt about the Company’s ability to continue as a going concern.

On As of September 30, 2021, the Company had cash on hand of $69,342. Management estimates that the current funds on hand will be sufficient to continue operations through March 31, 2022. The continuation of the Company as a going concern is dependent upon its ability to obtain necessary debt or equity financing to continue operations until it begins generating positive cash flow. Historically, the Company has been able to fund its operations from the proceeds of notes payable and convertible notes. No assurance can be given that any future financing will be available or, if available, that it will be on terms that are satisfactory to the Company. Even if the Company can obtain additional financing, it may contain undue restrictions on our operations, in the case of debt financing or cause substantial dilution for our stockholders, in the case of equity financing.

NOTE 1 – ORGANIZATION AND BASIS OF PRESENTATION

History and Organization

Stage It Corp. (“Stage It”, or the “Company”) is a Delaware corporation formed in that operates an online venue for live an interactive performances through its technology platform that enables content creators to perform and create ticketed events, and provides fans with an opportunity to watch live shows, and ask artists questions and request songs.

Going Concern

The accompanying financial statements have been prepared on a going concern basis, which contemplates the realization of assets and the settlement of liabilities and commitments in the normal course of business. As reflected in the accompanying financial statements, during the year ended December 31, 2020 the Company incurred a net loss of $1,629,508, and had a stockholders’ deficit of $10,569,502 as of December 31, 2020. In addition the Company had negative working capital of $6,668,922. These factors raise substantial doubt about the Company’s ability to continue as a going concern within one year after the date of the financial statements being issued. The ability of the Company to continue as a going concern is dependent upon the Company’s ability to raise additional funds and implement its business plan. The Company does not have any commitments for additional capital. The financial statements do not include any adjustments that might be necessary if the Company is unable to continue as a going concern. As a result management has concluded that there substantial doubt about the Company’s ability to continue as a going concern.

On December 31, 2020, the Company had cash on hand of $281,033. Management estimates that the current funds on hand will be sufficient to continue operations through March 31, 2022. The continuation of the Company as a going concern is dependent upon its ability to obtain necessary debt or equity financing to continue operations until it begins generating positive cash flow. Historically, the Company has been able to fund its operations from the proceeds of notes payable and convertible notes. No assurance can be given that any future financing will be available or, if available, that it will be on terms that are satisfactory to the Company. Even if the Company can obtain additional financing, it may contain undue restrictions on our operations, in the case of debt financing or cause substantial dilution for our stockholders, in the case of equity financing.